SEGMENT INFORMATION - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Revenues		¥ 5,812,255	¥ 3,645,335	¥ 2,048,896
Cost of revenues		4,344,512	2,705,885	1,554,194
Gross profit	$ 210,828	1,467,743	939,450	494,702
Wearable products
Segment Reporting Information [Line Items]
Revenues		4,193,665	2,439,534	1,614,512
Cost of revenues		3,296,696	1,883,509	1,232,792
Gross profit		896,969	556,025	381,720
Self-branded products and others
Segment Reporting Information [Line Items]
Revenues		1,618,590	1,205,801	434,384
Cost of revenues		1,047,816	822,376	321,402
Gross profit		¥ 570,774	¥ 383,425	¥ 112,982